Stock-Based Compensation (Details) (Restricted Stock [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Restricted Stock [Member]
Summary of the status of restricted stock
Beginning balance, shares	755
Granted, shares	392
Vested, shares	(238)
Forfeited, shares	(45)
Ending balance, shares	864
Beginning balance, Weighted average grant date fair value	$ 16.52
Granted, Weighted average grant date fair value	$ 18.37
Vested, Weighted average grant date fair value	$ 18.61
Forfeited, Weighted average grant date fair value	$ 16.04
Ending balance, Weighted average grant date fair value	$ 16.81
Beginning balance, Intrinsic Value	$ 13,160
Ending balance, Intrinsic Value	$ 14,517